Loan Receivable - Additional Information (Details) - USD ($)		12 Months Ended
	Jul. 23, 2020	Dec. 31, 2020
Loans And Leases Receivable Disclosure [Line Items]
Payment committed		$ 646,000
Loan Receivable
Loans And Leases Receivable Disclosure [Line Items]
Loan receivable		$ 646,000
Maximum | Loan Receivable
Loans And Leases Receivable Disclosure [Line Items]
Payment committed	$ 30,000,000
Maximum | Equity Interest | Loan Receivable
Loans And Leases Receivable Disclosure [Line Items]
Payment committed	15,000,000
Maximum | Zero Coupon Convertible Notes | Loan Receivable
Loans And Leases Receivable Disclosure [Line Items]
Payment committed	$ 15,000,000